Prospectus SI Class [Member] Average Annual Total Returns - Prospectus-SI Class	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	17.13%	13.12%	14.26%
Russell 1000 Value Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	15.88%	11.29%	10.50%
Payden Equity Income Fund (SI Class)
Prospectus [Line Items]
Average Annual Return, Percent	11.57%	9.46%	9.71%
Payden Equity Income Fund (SI Class) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.93%	6.47%	7.66%
Payden Equity Income Fund (SI Class) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.01%	6.47%	7.38%